Share-Based Compensation - Other Equity Compensation (Details) - Group of five employees - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Equity Compensation
Total unrecognized compensation expense	$ 4,276,810	$ 0
Recognition period of stock based compensation expense	2 years
Compensation expense		$ 0	$ 1,603,805	$ 2,138,404